RECEIVABLES (Details 4) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing receivable, recorded investment
Total Past Due		$ 56,928		$ 42,719
Total Receivables	$ 12,373,149	12,884,569	$ 13,504,713	12,285,234	$ 10,854,596
Retail
Financing receivable, recorded investment
31-60 Days Past Due	31,735	30,567		17,638
61-90 Days Past Due	14,674	8,852		5,341
Greater Than 90 Days	19,855	16,281		14,549
Total Past Due	66,264	55,700		37,528
Current	8,356,200	8,690,223		8,443,365
Total Receivables	8,422,464	8,745,923	8,669,831	8,480,893	7,363,384
Recorded Investment > 90 Days and Accruing	4,248	5,651		3,761
Retail | United States
Financing receivable, recorded investment
31-60 Days Past Due	26,322	27,846		15,167
61-90 Days Past Due	12,063	8,584		5,135
Greater Than 90 Days	19,075	15,884		14,154
Total Past Due	57,460	52,314		34,456
Current	7,078,787	7,296,162		7,011,299
Total Receivables	7,136,247	7,348,476		7,045,755
Recorded Investment > 90 Days and Accruing	3,786	5,480		3,736
Retail | Canada
Financing receivable, recorded investment
31-60 Days Past Due	5,413	2,721		2,471
61-90 Days Past Due	2,611	268		206
Greater Than 90 Days	780	397		395
Total Past Due	8,804	3,386		3,072
Current	1,277,413	1,394,061		1,432,066
Total Receivables	1,286,217	1,397,447		1,435,138
Recorded Investment > 90 Days and Accruing	462	171		25
Wholesale
Financing receivable, recorded investment
31-60 Days Past Due	362	1,063		383
61-90 Days Past Due	47	52		36
Greater Than 90 Days	185	113		261
Total Past Due	594	1,228		680
Current	3,950,091	4,137,418		3,572,844
Total Receivables	3,950,685	4,138,646	$ 4,567,991	3,573,524	$ 3,265,173
Recorded Investment > 90 Days and Accruing		88		68
Wholesale | United States
Financing receivable, recorded investment
31-60 Days Past Due	269	882		170
61-90 Days Past Due	45	52		36
Greater Than 90 Days	21	110		229
Total Past Due	335	1,044		435
Current	3,220,713	3,359,183		2,886,444
Total Receivables	3,221,048	3,360,227		2,886,879
Recorded Investment > 90 Days and Accruing		86		55
Wholesale | Canada
Financing receivable, recorded investment
31-60 Days Past Due	93	181		213
61-90 Days Past Due	2
Greater Than 90 Days	164	3		32
Total Past Due	259	184		245
Current	729,378	778,235		686,400
Total Receivables	$ 729,637	778,419		686,645
Recorded Investment > 90 Days and Accruing		$ 2		$ 13